GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Current assets, net	$2,990
Core technology	2,991
Customer relationship	2,377
Trade name	403
Goodwill	5,627
$14,388

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table sets forth the components of intangible assets associates with Xora acquisition:

		Useful life
	Fair Value	amortization

Core technology	$2,991	6.5 years
Customer relationship	2,377	2.5 years
Trade name	403	5 years
	$5,771

Business Acquisition, Pro Forma Information [Table Text Block]
	2014	2013

Revenues	$129,039	$123,877
Net loss	$2,717	$4,741